LEASES - Weighted-average remaining lease term and discount rate (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Lessee, Lease, Description [Line Items]
Lease expenses	$ 4,159	$ 4,011
Sublease rental income	$ 762	$ 691
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Extension term	5 years
Weighted average remaining lease term	2 years 11 months 23 days
Weighted average discount rate	2.08%
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	8 years 3 days